Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Going concern

Going concern

The consolidated financial statements for 2018 have been prepared on a going concern basis as there is the reasonable expectation that TIM will continue its operational activities in the foreseeable future (and in any event with a time horizon of at least twelve months).

In particular, the following factors have been taken into consideration:

•	the main risks and uncertainties (that are for the most part of an external nature) to which the Group and the various activities of the TIM Group are exposed:

•

changes in the general macroeconomic situation in the Italian, European and Brazilian markets, as well as the volatility of financial markets in the Eurozone also as a result of the “Brexit” referendum in the United Kingdom;

•	variations in business conditions, also related to competition;

•	changes to laws and regulations (price and rate variations);

•	outcomes of legal disputes and proceedings with regulatory authorities, competitors and other parties;

•	financial risks (interest rate and/or exchange rate trends, changes in the Group’s credit rating by rating agencies);

•	the optimal mix between risk capital and debt capital as well as the policy for the remuneration of risk capital, as described in the paragraph “Share capital information” under the Note “Equity”;

•	the policy for financial risk management (market risk, credit risk and liquidity risk), as described in the Note “Financial risk management”.

Based on these factors, the Management believes that, at the present time, there are no elements of uncertainty regarding the Group’s ability to continue as a going concern.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of all subsidiaries from the date control over such subsidiaries commences until the date that control ceases.

The date of all the subsidiaries’ financial statements coincides with that of the Parent TIM.

Control exists when the Parent TIM S.p.A. has all the following:

•	power over the investee, which includes the ability to direct the relevant activities of the investee, i.e. the activities that significantly affect the investee’s returns;

•	exposure, or rights, to variable returns from its involvement with the investee;

•	the ability to use its power over the investee to affect the amount of the investor’s returns.

TIM assesses whether it controls an investee if facts and circumstances indicate that there are changes in one or more of the three control elements.

In the preparation of the consolidated financial statements, assets, liabilities, revenues and expenses of the consolidated companies are consolidated on a line-by-line basis and non-controlling interests in equity and in the profit (loss) for the year are disclosed separately under appropriate items, respectively, in the consolidated statements of financial position, in the separate consolidated income statements and in the consolidated statements of comprehensive income.

Under IFRS 10 (Consolidated financial statements), the total comprehensive loss (including the profit or loss for the year) is attributed to the owners of the parent and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

All intragroup balances and transactions and any gains and losses arising from intragroup transactions are eliminated in consolidation.

The carrying amount of the investment in each subsidiary is eliminated against the corresponding share of equity in each subsidiary, after adjustment, if any, to fair value at the acquisition date of control. At that date, goodwill is recorded as an intangible asset, as described below, whereas any gain from a bargain purchase or negative goodwill is recognized in the separate consolidated income statements.

Assets and liabilities of foreign consolidated subsidiaries expressed in currencies other than euro are translated using the exchange rates in effect at the statement of financial position date (the current method); income and expenses are translated at the average exchange rates for the year. Exchange differences resulting from the application of this method are classified as equity until the entire disposal of the investment or upon loss of control of the foreign subsidiary. Upon partial disposal, without losing control, the proportionate share of the cumulative amount of exchange differences related to the disposed interest is recognized in non-controlling interests. The cash flows of foreign consolidated subsidiaries expressed in currencies other than Euro included in the consolidated statements of cash flows are translated into Euro at the average exchange rates for the year.

Goodwill and fair value adjustments arising from the allocation of the purchase price of a foreign entity are recorded in the relevant foreign currency and are translated using the year-end exchange rate.

Under IFRS 10, changes in a parent’s ownership interest in a subsidiary that do not result in a loss or acquisition of control are accounted for as equity transactions. In such circumstances the carrying amounts of the controlling and non-controlling interests shall be adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received shall be recognized directly in equity and attributed to the owners of the Parent.

Under IFRS 10, the parent company in case of loss of control of a subsidiary:

derecognizes:

•	the assets (including any goodwill) and the liabilities;

•	the carrying amount of any non-controlling interests;

recognizes:

•	the fair value of the consideration received, if any, from the transaction;

•	any investment retained in the former subsidiary at its fair value at the date when control is lost;

•	any gain or loss, resulting from the transaction, in the separate consolidated income statements;

•	the reclassification to the separate consolidated income statements, of the amounts previously recognized in other comprehensive income in relation to the subsidiary.

In the consolidated financial statements, investments in associates and joint ventures are accounted for using the equity method, as provided, respectively, by IAS 28 (Investments in Associates and Joint Ventures) and IFRS 11 (Joint Arrangements).

Associates are enterprises in which the Group holds at least 20% of the voting rights or exercises significant influence, but no control or joint control over the financial and operating policies.

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.

Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

Associates and joint ventures are included in the consolidated financial statements from the date that significant influence or joint control commences until the date such significant influence or joint control ceases.

Under the equity method, on initial recognition the investment in an associate or a joint venture is recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. The investor’s share of the investee’s profit or loss is recognized in the investor’s income statements. Dividends received from an investee reduce the carrying amount of the investment.

Adjustments to the carrying amount may also be necessary for changes in the investee’s other comprehensive income (i.e. those arising from foreign exchange translation differences). The investor’s share of those changes is recognized in the investor’s other comprehensive income.

If an investor’s share of losses of an associate or a joint venture equals or exceeds its interest in the associate or joint venture, the investor discontinues recognizing its share of further losses. After the investor’s interest is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that the investor has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture. If the associate or joint venture subsequently reports profits, the investor resumes recognizing its share of those profits only after its share of the profits equals the share of losses not recognized.

Gains and losses resulting from “upstream” and “downstream” transactions between an investor (including its consolidated subsidiaries) and its associate or joint venture are recognized in the investor’s financial statements only to the extent of unrelated investors’ interests in the associate or joint venture.

Gains and losses arising from transactions with associates or joint ventures are eliminated to the extent of the Group’s interest in those entities.

Intangible assets

Intangible assets

Goodwill

Under IFRS 3 (Business Combinations), goodwill is recognized as of the acquisition date of control and measured as the excess of (a) over (b) below:

a)	the aggregate of:

•	the consideration transferred (measured in accordance with IFRS 3; it is generally recognized on the basis of the acquisition date fair value);

•	the amount of any non-controlling interest in the acquiree measured at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets at the acquisition date fair value;

•	in a business combination achieved in stages, the acquisition date fair value of the acquirer’s previously held equity interest in the acquiree;

b)	the acquisition date fair value of the identifiable assets acquired net of the identifiable liabilities assumed measured at the acquisition date of control.

IFRS 3 requires, inter alia, the following:

•	incidental costs incurred in connection with a business combination are charged to the separate consolidated income statement;

•

in a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at its fair value at the acquisition date of control and recognize the resulting gain or loss, if any, in the separate consolidated income statement.

Goodwill is classified in the statement of financial position as an intangible asset with an indefinite useful life.

Goodwill initially recorded is subsequently reduced only for impairment losses. Further details are provided in the accounting policy Impairment of tangible and intangible assets—Goodwill, reported below. In case of loss of control of a subsidiary, the relative amount of goodwill is taken into account in calculating the gain or loss on disposal.

Development costs

Costs incurred internally for the development of new products and services represent either intangible assets (mainly costs for software development) or tangible assets. These costs are capitalized only when all the following conditions are satisfied: i) the cost attributable to the development phase of the asset can be measured reliably, ii) there is the intention, the availability of financial resources and the technical ability to complete the asset and make it available for use or sale and iii) it can be demonstrated that the asset will be able to generate future economic benefits. Capitalized development costs comprise only expenditures that can be attributed directly to the development process for new products and services.

Capitalized development costs are amortized systematically over the estimated product or service life so that the amortization method reflects the way which the asset’s future economic benefits are expected to be consumed by the entity.

Other intangible assets with a finite useful life

Other purchased or internally-generated intangible assets with a finite useful life are recognized as assets, in accordance with IAS 38 (Intangible Assets), where it is probable that the use of the asset will generate future economic benefits and where the cost of the asset can be measured reliably.

Such assets are recorded at purchase or production cost and amortized on a straight-line basis over their estimated useful lives; the amortization rates are reviewed annually and revised if the current estimated useful life is different from that estimated previously. The effect of such changes is recognized prospectively in the separate consolidated income statements.

Tangible assets

Tangible assets

Property, plant and equipment owned

Property, plant and equipment owned is stated at acquisition or production cost. Subsequent expenditures are capitalized only if they increase the future economic benefits embodied in the related item of property, plant and equipment. All other expenditures are expensed as incurred.

Cost also includes the expected costs of dismantling the asset and restoring the site if a legal or constructive obligation exists. The corresponding liability is recognized at its present value as a provision in the statement of financial position. These capitalized costs are depreciated and charged to the separate consolidated income statements over the useful life of the related tangible assets.

The recalculation of estimates for dismantling costs, discount rates and the dates in which such costs are expected to be incurred is reviewed annually, at each financial year-end. Changes in the above liability must be recognized as an increase or decrease of the cost of the relative asset; the amount deducted from the cost of the asset must not exceed its carrying amount. The excess if any, should be recorded immediately in the separate consolidated income statements, conventionally under the line item “Depreciation”.

Depreciation of property, plant and equipment owned is calculated on a straight-line basis over the estimated useful life of the assets.

The depreciation rates are reviewed annually and revised if the current estimated useful life is different from that estimated previously. The effect of such changes is recognized prospectively in the separate consolidated income statements.

Land, including land pertaining to buildings, is not depreciated.

Assets held under finance leases

Assets held under finance leases, in which substantially all the risks and rewards of ownership are transferred to the Group, are initially recognized as assets of the Group at fair value or, if lower, at the present value of the minimum lease payments, including bargain purchase options. The corresponding liability due to the lessor is included in the statement of financial position under financial liabilities.

Lease payments are apportioned between interest (recognized in the separate consolidated income statements) and principal (recognized as a deduction from liabilities). This split is determined so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Furthermore, gains realized on sale and leaseback transactions that are recorded under finance lease contracts are deferred over the lease term.

The depreciation policy for depreciable assets held under finance leases is consistent with that for depreciable assets that are owned. If there is no reasonable certainty over the acquisition of the ownership of the asset at the end of the lease period, assets held under finance leases are depreciated over the shorter of the lease term and their useful lives.

Leases where the lessor retains substantially all the risks and rewards of ownership of the assets are accounted for as operating leases. Operating lease rentals are charged to the separate consolidated income statements on a straight-line basis over the lease term.

When a lease includes both land and buildings, an entity assesses the classification of each element as a finance or an operating lease separately.

Capitalized borrowing costs

Capitalized borrowing costs

Under IAS 23 (Borrowing Costs), the Group capitalizes borrowing costs only if they are directly attributable to the acquisition, construction or production of a qualifying asset that takes a substantial period of time (conventionally more than 12 months) to get ready for its intended use or sale.

Capitalized borrowing costs are recorded in the separate consolidated income statements and deducted directly from the “finance expense” line item to which they relate.

Impairment of intangible and tangible assets

Impairment of intangible and tangible assets

Goodwill

Goodwill is tested for impairment at least annually or more frequently whenever events or changes in circumstances indicate that goodwill may be impaired, as set forth in IAS 36 (Impairment of Assets); however, when the conditions that gave rise to an impairment loss no longer exist, the original amount of goodwill is not reinstated.

The test is generally conducted at the end of every year so the date of testing is the year-end closing date of the financial statements. Goodwill acquired and allocated during the year is tested for impairment at the end of the year in which the acquisition and allocation took place.

To test for impairment, goodwill is allocated at the date of acquisition to each cash-generating unit or group of cash-generating units which is expected to benefit from the acquisition.

If the carrying amount of the cash-generating unit (or group of cash-generating units) exceeds the recoverable amount, an impairment loss is recognized in the separate consolidated income statements. The impairment loss is first recognized as a deduction of the carrying amount of goodwill allocated to the cash-generating unit (or group of cash-generating units) and then only applied to the other assets of the cash-generating unit in proportion to their carrying amount, up to the recoverable amount of the assets with a finite useful life. The recoverable amount of a cash-generating unit (or group of cash-generating units) to which goodwill is allocated is the higher of fair value less costs to sell and its value in use.

In calculating the value in use, the estimated future cash flows are discounted to present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. The future cash flows are those arising from an explicit time horizon between three and five years as well as those extrapolated to estimate the terminal value. The long-term growth rate used to estimate the terminal value of the cash-generating unit (or group of cash-generating units) is assumed not to be higher than the average long-term growth rate of the segment, country or market in which the cash-generating unit (or group of cash-generating units) operates.

The value in use of cash-generating units denominated in foreign currency is estimated in the local currency by discounting cash flows to present value on the basis of an appropriate rate for that currency. The present value obtained is translated to euro at the spot rate on the date of the impairment test (in the case of the TIM Group, the date of the financial statements).

Future cash flows are estimated by referring to the current operating conditions of the cash generating unit (or group of cash-generating units) and, therefore, do not include either benefits originating from future restructuring for which the entity is not yet committed, or future investments for the improvement or optimization of the cash-generating unit.

For the purpose of calculating impairment, the carrying amount of the cash-generating unit is established based on the same criteria used to determine the recoverable amount of the cash generating unit, excluding surplus assets (that is, financial assets, deferred tax assets and net non-current assets held for sale) and includes the goodwill attributable to non-controlling interests.

After conducting the goodwill impairment test for the cash-generating unit (or groups of cash-generating units), a second level of impairment testing is carried out which includes the corporate assets which do not generate positive cash flows and which cannot be allocated by a reasonable and consistent criterion to the single units. At this second level, the total recoverable amount of all cash-generating units (or groups of cash-generating units) is compared to the carrying amount of all cash-generating units (or groups of cash-generating units), including also those cash-generating units to which no goodwill was allocated, and the corporate assets.

Intangible and tangible assets with a finite useful life

At every closing date, the Group assesses whether there are any indications of impairment of intangible and tangible assets with a finite useful life. Both internal and external sources of information are used for this purpose. Internal sources include obsolescence or physical damage, and significant changes in the use of the asset and the economic performance of the asset compared to estimated performance. External sources include the market value of the asset, changes in technology, markets or laws, trend in market interest rates and the cost of capital used to evaluate investments, and an excess of the carrying amount of the net assets of the Group over market capitalization.

When indicators of impairment exist, the carrying amount of the assets is reduced to the recoverable amount. The recoverable amount of an asset is the higher of fair value less costs to sell and its value in use. In calculating the value in use, the estimated future cash flows are discounted to present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. Impairment losses are recognized in the separate consolidated income statements.

When the conditions that gave rise to an impairment loss no longer exist, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, up to the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized as income in the separate consolidated income statements.

Financial instruments

Financial instruments

Business models for managing the financial assets

Under IAS 39, financial assets were classified and measured according to the categories established by IAS 39 (Loans and Receivables, Financial assets Held-to-Maturity, Available for Sale Financial assets, Financial Assets/Liabilities Held for Trading).

Under IFRS 9, the business models for financial assets (other than trade receivables due from customers) have been defined on the basis of how the financial instruments are managed and their cash flows used; this is done to ensure an adequate level of financial flexibility and to best manage, in terms of risks and returns, the financial resources immediately available through the treasuries of Group companies and in accordance with the strategies set forth by the Parent TIM.

As required by IFRS 9, the business models adopted by the TIM Group are:

•	Hold to Collect: financial instruments used to absorb temporary cash surpluses; such instruments are low risk and mostly held to maturity; and are measured at amortized cost;

•

Hold to Collect and Sell: monetary or debt instruments used to absorb short/medium-term cash surpluses; such instruments are low risk and generally held to maturity, or otherwise sold to cover specific cash requirements; and are measured at fair value through other consolidated comprehensive income;

•

Hold to Sell: monetary, debt and equity trading instruments used to dynamically manage cash surpluses not managed under the business models identified above; such instruments are higher risk and traded repeatedly over time; and are measured at fair value through consolidated profit or loss.

The comparison between the new category determined in compliance with IFRS 9 with the original category determined in compliance with IAS 39 as of January 1, 2018 is provided elsewhere herein in Note— Supplementary disclosures on financial instruments.

Other investments

Other investments (other than those in subsidiaries, associates and joint ventures) are classified as non-current or current assets if they will be kept in the Group’s portfolio for a period of more or not more than 12 months, respectively.

Other investments (other than those in subsidiaries, associates and joint ventures) are classified in “financial assets measured at fair value through consolidated profit or loss” (FVTPL) as current assets.

At initial recognition of each investment, IFRS 9 provides the irrevocable election of recognizing such investments as “financial assets measured at fair value through other consolidated comprehensive income” (FVTOCI) as non-current or current assets.

Other investments classified as “financial assets measured at fair value through other comprehensive income” are measured at fair value; changes in the fair value of these investments are recognized in a specific equity reserve under the other components of the statements of comprehensive income (Reserve for financial assets measured at fair value through other comprehensive income), without reclassification to the separate income statement when the financial asset is disposed of or impaired. Dividends, on the other hand, are recognized in the separate consolidated income statements.

Changes in the value of other investments classified as “financial assets at fair value through profit or loss” are recognized directly in the separate consolidated income statements.

Securities other than investments

Securities other than investments included among non-current or current assets, depending on the business model adopted and the contractual flows envisaged, fall among financial assets measured at amortized cost, or measured at fair value through other comprehensive income or at fair value though profit or loss.

Securities other than investments classified as current assets are those that, by decision of the directors, are intended to be kept in the Group’s portfolio for a period of not more than 12 months, and are classified:

•

as “financial assets measured at amortized cost” (AC) when held to maturity (originally more than 3 months but less than 12 months, or, with an original maturity of more than 12 months but the remaining maturity at the date of purchase is more than 3 months but less than 12 months);

•

as “financial assets measured at fair value through other consolidated comprehensive income” (FVTOCI) when held in the scope of a business model whose objective is to sell the financial asset and/or collect the contractual flows. The “Reserve for financial assets measured at fair value through other consolidated comprehensive income” is reversed to the separate consolidated income statements when the financial asset is disposed of or impaired;

•	as “financial assets measured at fair value through consolidated profit or loss” (FVTPL) in the other cases.

Cash and cash equivalents

Cash and cash equivalents are recorded, according to their nature, at nominal value or amortized cost.

Cash equivalents are short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of change in value and their original maturity or the remaining maturity at the date of purchase does not exceed 3 months.

Impairment of financial assets

At every closing date, assessments are made as to whether there is any objective evidence that a financial asset or a group of financial assets may be impaired.

Under IAS 39. if any of the above-mentioned evidence exists, an impairment loss is recognized in the separate consolidated income statement for financial assets measured at cost or amortized cost.

Under IFRS 9, the impairment of financial assets is based on the expected credit loss model.

In particular:

•

impairment on trade receivables and on contract assets is carried out using the simplified approach that involves estimating the loss expected over the life of the receivable at the time of initial recognition and on subsequent measurements. For each customer segment, the estimate is principally made by calculating the average expected uncollectibility, based on historical and statistical indicators, possibly adjusted using forward-looking elements. For some categories of receivables characterized by specific risk elements, specific measurements are made on individual credit positions;

•

impairment on financial assets other than trade receivables is carried out on the basis of a general model which estimates expected credit losses over the following 12 months, or over the residual life of the asset in the event of a substantial increase in its credit risk.

Derivatives

As allowed by IFRS 9, the TIM Group decided to continue to apply the hedge accounting provisions contained in IAS 39, instead of those of IFRS 9.

Derivatives are used by the TIM Group to manage its exposure to exchange rate and interest rate risks and to diversify the parameters of debt so that costs and volatility can be reduced to within pre-established operational limits.

In accordance with IAS 39, derivative financial instruments qualify for hedge accounting only when:

•	at the inception of the hedge, the hedging relationship is formally designated and documented;

•	the hedge is expected to be highly effective;

•	its effectiveness can be reliably measured;

•	the hedge is highly effective throughout the financial reporting periods for which it is designated.

All derivative financial instruments are measured at fair value in accordance with IAS 39.

When derivative financial instruments qualify for hedge accounting, the following accounting treatment applies:

•

Fair value hedge—Where a derivative financial instrument is designated as a hedge of the exposure to changes in fair value of an asset or liability due to a particular risk, the gain or loss from re-measuring the hedging instrument at fair value is recognized in the separate consolidated income statements. The gain or loss on the hedged item attributable to the hedged risk adjusts the carrying amount of the hedged item and is recognized in the separate consolidated income statements.

•

Cash flow hedge—Where a derivative financial instrument is designated as a hedge of the exposure to variability in cash flows of an asset or liability or a highly probable expected transaction, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in a specific equity reserve (Reserve for cash flow hedges). The cumulative gain or loss is removed from equity and recognized in the separate consolidated income statements at the same time the hedged transaction affects the separate consolidated income statements. The gain or loss associated with the ineffective portion of a hedge is recognized in the separate consolidated income statements immediately. If the hedged transaction is no longer probable, the cumulative gains or losses included in the equity reserve are immediately recognized in the separate consolidated income statements.

If hedge accounting is not appropriate, gains or losses arising from the measurement at fair value of derivative financial instruments are directly recognized in the separate consolidated income statements.

Financial liabilities

Financial liabilities comprise financial debt, including advances received on the assignment of accounts receivable, and other financial liabilities such as derivatives and finance lease obligations.

In accordance with IFRS 9, they also include trade and other payables.

Financial liabilities other than derivatives are initially recognized at fair value and subsequently measured at amortized cost.

Financial liabilities hedged by derivative instruments designed to manage exposure to changes in fair value of the liabilities (fair value hedge derivatives) are measured at fair value in accordance with the hedge accounting principles of IAS 39. Gains and losses arising from re-measurement at fair value, to the extent of the hedged component, are recognized in the separate consolidated income statements and are offset by the effective portion of the gain or loss arising from re-measurement at fair value of the hedging instrument.

Financial liabilities hedged by derivative instruments designed to manage exposure to variability in cash flows (cash flow hedge derivatives) are measured at amortized cost in accordance with the hedge accounting principles of IAS 39.

Sales of receivables

Sales of receivables

The TIM Group carries out sales of receivables under factoring contracts. These sales, in the majority of cases, are characterized by the transfer of substantially all the risks and rewards of ownership of the receivables to third parties, meeting the requirements of IFRS 9 for derecognition. Specificservicing contracts, through which the buyer confers a mandate to TIM S.p.A. for the collection and management of the receivables, leave the current Company/customer relationship unaffected.

Amounts due from customers on construction contracts

Amounts due from customers on construction contracts

Amounts due from customers on construction contracts, regardless of the duration of the contracts, are recognized in accordance with the percentage of completion method and classified under current assets.

Inventories

Inventories

Inventories are measured at the lower of purchase and production cost and estimated realizable value; cost is determined on a weighted average basis. Provision is made for obsolete and slow-moving inventories based on their expected future use and estimated realizable value.

Non-current assets held for sale/Discontinued operations

Non-current assets held for sale/Discontinued operations

Non-current assets held for sale or disposal groups whose carrying amount will mainly be recovered through sale, rather than through ongoing use, are classified as held for sale and shown separately from other assets and liabilities in the consolidated statements of financial position. The corresponding amounts for the previous year are not reclassified in the consolidated statements of financial position but are instead shown separately in a specific column in the changes in assets and liabilities in the year in which the non-current assets held for sale or the disposal groups are classified as such.

An operating asset sold (Discontinued Operations) is a component of an entity that has been disposed of or classified as held for sale and:

•	represents a major line of business or geographical area of operations;

•	is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or

•	is a subsidiary acquired exclusively with a view to resale.

The results arising from Discontinued Operations—whether disposed of or classified as held for sale—are shown separately in the separate consolidated income statements, net of tax effects. The corresponding values for the previous periods, where present, are reclassified and reported separately in the separate consolidated income statements, net of tax effects, for comparative purposes.

Non-current assets held for sale or disposal groups classified as held for sale are first recognized in compliance with the appropriate IFRS applicable to the specific assets and liabilities and subsequently measured at the lower of the carrying amount and fair value, less costs to sell.

Any subsequent impairment losses are recognized as a direct adjustment to the non-current assets (or disposal groups) classified as held for sale and expensed in the separate consolidated income statements.

An entity shall recognize a gain for any subsequent increase in fair value less costs to sell of an asset, but not in excess of the cumulative impairment loss that has been recognized.

As required by IFRS 5 (Non-current assets held for sale and discontinued operations), an entity shall not depreciate (or amortize) a non-current asset while it is classified as held for sale or while it is part of a disposal group classified as held for sale.

The finance expenses and other expenses attributable to the liabilities of a disposal group classified as held for sale shall continue to be recognized.

Employee benefits

Employee benefits

Provision for employee severance indemnity

Employee severance indemnity, mandatory for Italian companies pursuant to Article 2120 of the Italian Civil Code, is deferred compensation and is based on the employees’ years of service and the compensation earned by the employee during the service period.

Under IAS 19 (Employee Benefits), the employee severance indemnity as calculated is considered a “Defined benefit plan” and the related liability recognized in the statement of financial position (Provision for employee severance indemnities) is determined by actuarial calculations.

The remeasurements of actuarial gains and losses are recognized in other components of comprehensive income. Service cost of Italian companies that employ less than 50 employees, as well as interest expenses related to the “time value” component of the actuarial calculations (the latter classified as Finance expenses), are recognized in the separate consolidated income statements.

Starting from January 1, 2007, Italian Law introduced for employees the choice to direct their accruing indemnity either to supplementary pension funds or leave the indemnity as an obligation of the Company. Companies that employ at least 50 employees should transfer the employee severance indemnity to the “Treasury fund” managed by INPS, the Italian Social Security Institute. Consequently, the Group’s obligation to INPS and the contributions to supplementary pension funds take the form, under IAS 19, of a “Defined contribution plan”.

Equity compensation plans

The companies of the Group provide additional benefits to certain managers of the Group through equity compensation plans (for example stock options and long-term incentive plans). The above plans are recognized in accordance with IFRS 2 (Share-Based Payment).

In accordance with IFRS 2, such plans represent a component of the beneficiaries’ compensation. Therefore, for the plans that provide for compensation in equity instruments, the cost is represented by the fair value of such instruments at the grant date, and is recognized in the separate consolidated income statements in “Employee benefits expenses” over the period between the grant date and vesting date with a contra-entry to an equity reserve denominated “Other equity instruments”. Changes in the fair value subsequent to the grant date do not affect the initial measurement. At the end of each year, adjustments are made to the estimate of the number of rights that will vest up to expiry. The impact of the change in estimate is deducted from “Other equity instruments” with a contra-entry to “Employee benefits expenses”.

For the portion of the plans that provide for the payment of compensation in cash, the amount is recognized in liabilities as a contra-entry to “Employee benefits expenses”; at the end of each year such liability is measured at fair value.

Provisions

Provisions

The Group records provisions for risks and charges when it has a present obligation, legal or constructive, to a third party, as a result of a past event, when it is probable that an outflow of Group resources will be required to satisfy the obligation and when the amount of the obligation can be estimated reliably.

If the effect of the time value is material, and the payment date of the obligations can be reasonably estimated, provisions to be accrued are the present value of the expected cash flows, taking into account the risks associated with the obligation. The increase in the provision due to the passage of time is recognized in the separate consolidated income statements as “Finance expenses”.

Government grants

Government grants

Government grants are recognized when there is a reasonable assurance that they will be received and that the Group will satisfy all the conditions established for their granting by the government, government entities and equivalent local, national or international entities.

Government grants are recognized in the separate income statement, on a straight-line basis, over the periods in which the Group recognizes the expenses that the grants are intended to offset as costs.

Government grants related to assets received for the acquisition and/or construction of non-current tangible assets are recorded as deferred income in the statement of financial position and credited to the separate income statement on a straight-line basis over the useful life of the plants that the grants relate to.

Treasury shares

Treasury shares

Treasury shares are recognized as a deduction from equity. In particular, the treasury shares are reported as a deduction from the share capital issued in the amount corresponding to the “accounting par value”, that is the ratio of total share capital and the number of issued shares, while the excess cost of acquisition over the accounting par value is presented as a deduction from “Other reserves and retained earnings (accumulated losses), including profit (loss) for the year”.

Foreign currency transactions

Foreign currency transactions

Transactions in foreign currencies are recorded at the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate prevailing at the statement of financial position date. Exchange differences arising from the settlement of monetary items or from their conversion at rates different from those at which they were initially recorded during the year or at the end of the prior year, are recognized in the separate consolidated income statements.

Revenues

Revenues

Revenues are the gross inflows of economic benefits during the period arising in the course of the ordinary activities of an entity. Amounts collected on behalf of third parties such as sales taxes, goods and services taxes and value added taxes are not economic benefits which flow to the entity and do not result in increases in equity. Therefore, they are excluded from revenues.

The process underlying recognition of revenues follows the steps set out in IFRS 15:

•

identification of the contract: takes place when the parties approve the contract (with commercial substance), identify the respective rights and obligations, this means that: the contract must be legally enforceable, the rights to receive goods and/or services and the terms of payment can be clearly identified and the Group deems receipt of payment as probable;

•

identification of the performance obligations: the main identified performance obligations, namely the promises to transfer goods and services that are distinct, consist of services rendered (including voice and data traffic and ICT solutions) to retail customers, services rendered to wholesale customers and sale of products;

•

determination of the transaction price: the total amount that has been contracted with the other party regarding the entire contractual term; the Group established that the contractual term is the one arising from the contractual constraints among the parties or, in the absence of such constraints, by convention for service revenue, equal to one month;

•

allocation of the transaction price to the performance obligations: the allocation is made proportionately to the respective stand-alone selling prices calculated based on the list prices (if present) or estimated by applying an appropriate margin to the cost of purchase/production of the good/service.

Transaction price related to activating the connectivity service is not a performance obligation; therefore, under IFRS 15, it is allocated to the contractual performance obligations (typically to services). Under IAS 18, they were deferred over the expected duration of the relationship with the customer.

For offerings which include the sale of devices and service contracts (bundle offerings), according to IFRS 15, the Group allocates the contractual transaction price to the performance obligations of the contract, proportionately to the stand alone selling prices of the single performance obligations. Under IAS 18, revenues were allocated to the handset sale, for the residual of the amount paid by the customer exceeding the services value;

•	recognition of revenues: revenues are stated net of discounts, allowances, and returns in connection with the characteristics of the type of revenue:

•	Revenues from services rendered

Revenues from services rendered are recognized in the separate income statements according to the stage of completion of the service, that is based on actual consumption.

Traffic revenues from interconnection and roaming are reported gross of the amounts due to other TLC operators.

Revenues for delivering information or other content are recognized on the basis of the amount invoiced to the customer, when the service is rendered directly by the Group. In the event that the Group is acting as agent (for example non-geographic numbers) only the commission received from the content provider is recognized as revenue.

Revenues from prepaid traffic are recorded on the basis of effective consumption. Deferred revenues for traffic already collected but not yet consumed are recorded in “Trade and miscellaneous payables and other current liabilities” in the consolidated statements of financial position.

Revenues for services rendered are generally invoiced and collected monthly (for retail customers) or in 40-60 days (for wholesale customers).

•	Revenues from sales

Revenues from sales (telephone and other products) are recognized on delivery, which represents the time of control transfer to the customers. The devices sold separately from services are invoiced at the time of delivery; collection takes place on demand or based on installment plans (up to 48 monthly installments). The devices sold as part of bundle offerings are invoiced at the time of delivery and usually collected in 24 monthly installments.

Some contracts (typically the sale of equipment by instalments) include an implicit financial component, which, if significant, results in a reduction in revenues recognized at the time of sale and the subsequent recognition of financial income at the time of collection of the related instalments; this component is determined by using a discount rate that reflects a hypothetical customer loan transaction at the contract date reflecting the creditworthiness by type of customer. The Group avails itself of the practical expedient of not recognizing said component if it is insignificant or the collection extension is less than 12 months.

Recognition of revenues may result in the recognition of a contract asset or liability. In particular:

•

Contract assets represent the right to consideration in exchange for goods or services that the Group has transferred to a customer when that right is conditioned on something other than the passage of time.

•	Contract liabilities represent the obligation to transfer goods or services to a customer for which the Group has received consideration (or the amount is due) from the customer.

Contract costs (incremental costs of obtaining a contract and costs to fulfill a contract; for example, the activation costs and the costs for sales network commissions) are extended and recognized in the consolidated income statements based on the expected term of the contractual relationship with the customers (on average, 3 years for the mobile business and 7 years for the fixed business). The TIM Group makes use of the practical expedient provided for by IFRS 15, which allows the incremental costs of obtaining a contract to be recorded in full in the consolidated income statement, if the period of deferral does not exceed 12 months.

Research costs and advertising expenses	Research costs and advertising expenses Research costs and advertising expenses are charged directly to the separate consolidated income statements in the year in which they are incurred.
Finance income and expenses

Finance income and expenses

Finance income and expenses are recognized on an accrual basis and include: interest accrued on the related financial assets and liabilities using the effective interest rate method, the changes in fair value of derivatives and other financial instruments measured at fair value through profit or loss, gains and losses on foreign exchange and financial instruments (including derivatives).

Dividends

Dividends

Dividends received from companies other than subsidiaries, associates and joint ventures are recognized in the separate consolidated income statements in the year in which they become receivable following the resolution by the shareholders’ meeting for the distribution of dividends of the investee companies.

Dividends payable to third parties are reported as a change in equity in the year in which they are approved by the shareholders’ meeting.

Income Tax Expenses (current and deferred)

Income Tax Expenses (current and deferred)

Income tax expense includes all taxes calculated on the basis of the taxable income of the companies of the Group.

The income tax expense is recognized in the separate consolidated income statements, except to the extent that they relate to items directly charged or credited to equity, in which case the related tax effect is recognized in the relevant equity reserves. In the Statement of comprehensive income, the amount of income tax expense relating to each item included as “Other components of the Consolidated Statements of Comprehensive income” is indicated.

The income tax expense that could arise on the remittance of a subsidiary’s undistributed earnings is only recognized where there is the actual intention to remit such earnings.

Deferred tax liabilities / assets are recognized using the “Balance sheet liability method”. They are calculated on all temporary differences that arise between the tax base of an asset or liability and the carrying amounts in the consolidated financial statements, except for non tax-deductible goodwill and for those differences related to investments in subsidiaries which will not reverse in the foreseeable future. Deferred tax assets relating to unused tax loss carryforwards are recognized to the extent that it is probable that future taxable income will be available against which they can be utilized. Current and deferred tax assets and liabilities are offset when the income taxes are levied by the same tax authority and there is a legally enforceable right of offset. Deferred tax assets and liabilities are determined based on enacted tax rates in the respective jurisdictions in which the Group operates that are expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Taxes, other than income taxes, are included in “Other operating expenses”.

Earnings per share

Earnings per share

Basic earnings per ordinary share is calculated by dividing the Group’s profit attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the year, and excluding treasury shares. Similarly, basic earnings per savings share is calculated by dividing the Group’s profit attributable to savings shares by the weighted average number of savings shares outstanding during the year.

For diluted earnings per ordinary share, the weighted average number of shares outstanding during the year is adjusted by all dilutive potential shares (for example, the exercise of rights on shares with dilutive effects). The Group profit is also adjusted to reflect the impact of these transactions net of the related tax effects.

Use of estimates

Use of estimates

The preparation of consolidated financial statements and related disclosure in conformity with IFRS requires management to make estimates and assumptions based also on subjective judgments, past experience and assumptions considered reasonable and realistic in relation to the information known at the time of the estimate. Such estimates have an effect on the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the amount of revenues and costs during the year. Actual results could differ, even significantly, from those estimates owing to possible changes in the factors considered in the determination of such estimates. Estimates are reviewed periodically.

New Standards and Interpretations issued by IASB and in force from January 1, 2018

New Standards and Interpretations issued by IASB and in force from January 1, 2018

In accordance with IAS 8 (Accounting Policies, Changes in Accounting Estimates and Errors), the following is a brief description of the IFRS in force commencing as of January 1, 2018. The impacts of the application, as of January 1, 2018, of IFRS 15 (Revenue from Contracts with Customers) and IFRS 9 (Financial Instruments) are instead reported in the section “Adoption of the New IFRS 9 and IFRS 15 Standards”.

IFRIC 22—Foreign Currency Transactions and Advance Consideration

IFRIC 22 clarifies which exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency. The adoption of said interpretation had no impact on these consolidated financial statements at December 31, 2018.

Amendments to IFRS 2 (Share-based Payment)

The amendments concern:

•

the fair value measurement of cash-settled share-based payment transactions at the valuation date (i.e., at the grant date, at the reporting date of each accounting period, and at the settlement date), the calculation of which must take into account market conditions (such as the target price of shares) and any other conditions different to the vesting conditions;

•	the accounting for equity-settled share-based payment transactions in which the entity acts as a withholding agent for the tax liabilities of the employee (withholding tax);

•	the accounting for changes in terms and conditions that entail the reclassification of “cash-settled” share-based payments as “equity-settled” share-based payments.

The adoption of said amendments had no impact on these consolidated financial statements at December 31, 2018.

Improvements to IFRS (2014–2016 cycle)

The amendments clarify that if an investment entity (such as a mutual investment fund or similar entity) elects to measure its investments in associates and joint ventures at fair value through profit or loss (rather than applying the equity method), the election must be applied to each and every investment upon initial recognition. A similar clarification applies to entities that are not investment entities, but which hold investments in associates or joint ventures that qualify as investment entities. In that case, when applying the equity method, the entities may maintain the fair value measurement through profit or loss made by their investees in associates and joint ventures.

The adoption of said improvements had no impact on these consolidated financial statements at December 31, 2018.

Amendments to IAS 40—Transfers of Investment Property

Amendments to IAS 40 clarifies that an entity may transfer a property to, or from, investment property only when there is evidence of a change in use.

The adoption of said amendments had no impact on these consolidated financial statements at December 31, 2018.

ADOPTION OF THE NEW IFRS 9 AND IFRS 15 STANDARDS

This section provides an overview of the main elements of IFRS 9 (Financial Instruments) and IFRS 15 (Revenue from Contracts with Customers) and reports the impact of the application of the standards as of January 1, 2018.

IFRS 15 (revenues from contracts with customers)

IFRS 15 (Revenues from contracts with customers)

IFRS 15 replaces the standards that formerly governed revenue recognition, namely IAS 18 (Revenue), IAS 11 (Construction contracts) and the related interpretations on revenue recognition (IFRIC 13 Customer loyalty programmes, IFRIC 15 Agreements for the construction of real estate, IFRIC 18 Transfers of assets from customers and SIC 31 Revenue—Barter transactions involving advertising services).

The TIM Group has applied the retrospective method with the recognition of the cumulative effect of the first-time application of the standard as an adjustment to the opening balance of equity for the period when the standard is adopted, without restating prior periods, according to IFRS 15, paragraph C3 b).

The adoption of IFRS 15 affected the recognition of revenues from fixed-line and mobile offers and the recognition of contract costs. The main differences for the TIM Group with respect to the previous accounting standards applied (IFRS 15 vs. IAS 18, IAS 11 and relative Interpretations) concern:

•

bundle offers (bundled good and services): the allocation of contract discounts to performance obligations under IFRS 15 determines an earlier recognition of revenues, resulting in the recognition of a contract asset and, in some cases, the deferral of revenues, entailing the recognition of a contract liability;

•

activation/installation revenues: under previous accounting policies, these were deferred over the expected duration of the customer relationship. IFRS 15 requires that such revenues—given that they are not allocated to separate performance obligations—are allocated to other performance obligations (usually services) contained in the contract;

•

contract costs (incremental costs of obtaining a contract and costs to fulfill a contract): under previous accounting policies, these costs were capitalized or deferred and recognized in the income statement on the basis of the expected duration of the contract and the type of customer. The approach is substantially confirmed under IFRS 15, with the exception of the reclassification of certain contract costs and the change in the types of costs considered, in some cases.

The comprehensive net impact (including tax effects) of the adoption of IFRS 15 on consolidated equity at January 1, 2018 (transition date) was not material and mainly connected with the combined effects of:

•	the change in the types of contract costs that are deferred;

•	the new approach to recognizing activation/installation revenues and the recognition of contract assets connected with the earlier recognition of revenues from bundle offers.

Impacts of the adoption of IFRS 9 and IFRS 15

IMPACTS OF THE ADOPTION OF IFRS 9 AND IFRS 15

Impacts on the consolidated statements of financial position at 1/1/2018 (transition date)

The impacts of the transition on the main line items of the consolidated statements of financial position are shown below.

	As of December 31, 2017 Historical	IFRS 9 impact(*)	IFRS 15 impact(*)	As of January 1, 2018 Restated
	(millions of euros)
Assets
Non-current assets
Intangible assets
Intangible assets with a finite useful life	7,192		(110)	7,082

Other non-current assets
Non-current financial assets	1,768			1,768
Miscellaneous receivables and other non-current assets	2,422		(269)	2,153
Deferred tax assets	993	27		1,020

Current assets
Trade and miscellaneous receivables and other current assets	4,959	(147)	42	4,854
Current financial assets	5,005			5,005

Total Assets	68,783	(120)	(337)	68,326

Equity and Liabilities
Equity
Equity attributable to owners of the Parent	21,557	(100)	17	21,474
Non-controlling interests	2,226	(7)	2	2,221

Total Equity	23,783	(107)	19	23,695
Non-current liabilities
Miscellaneous payables and other non-current liabilities	1,678		(251)	1,427
Deferred tax liabilities	265	(11)	8	262

Current liabilities
Trade and miscellaneous payables and other current liabilities	7,520		(113)	7,407
Current income tax payables	112	(2)		110

Total Equity and liabilities	68,783	(120)	(337)	68,326

(*)	For further details, see the specific notes to the Consolidated Financial Statements at December 31, 2018.

Following the adoption of IFRS 9, the different classification of financial assets had no substantial impact for the TIM Group on the measurement of those assets, while the introduction of the expected credit loss model replacing the incurred loss model required by IAS 39, resulted in a reduction of 107 million euros in consolidated equity at the transition date of January 1, 2018.

The comprehensive net impact (including tax effects) of the adoption of IFRS 15 on consolidated equity at January 1, 2018 (transition date) was a positive 19 million euros and mainly connected with the combined effects of:

•	the change in the types of contract costs that are deferred;

•	the new approach to recognizing activation/installation revenues and the recognition of contract assets connected with the earlier recognition of revenues from bundle offers.

Impact of new accounting standards (IFRS 9 and IFRS 15) on the main line items of the separate consolidated income statements and consolidated statements of financial position for the year 2018

To enable the year-on-year comparison of the economic and financial performance for the year 2018, “comparable” financial position figures and “comparable” income statement figures, prepared in accordance with the previous accounting standards applied (IAS 39, IAS 18, IAS 11, and relative Interpretations) are provided below.

The breakdown of the impact of the new accounting standards on key consolidated income statement figures for year 2018 is shown below.

		Year ended December		New accounting standards impact
		2018	2018 comparable
		(a)	(b)	(c=a-b)
		(millions of euros)
Revenues	(1)	18,940	19,109	(169)
Operating expenses	(2)	(11,878)	(11,737)	(141)
Depreciation and amortization	(3)	(4,255)	(4,399)	144

Operating profit (loss) (EBIT)		561	727	(166)
Other income (expenses) from investments	(4)	11	10	1
Finance income (expenses)	(5)	(1,348)	(1,341)	(7)

Profit (loss) before tax from continuing operations		(777)	(605)	(172)
Income tax expense	(6)	(375)	(433)	58

Profit (loss) for the year		(1,152)	(1,038)	(114)
Attributable to:
Owners of the Parent		(1,411)	(1,298)	(113)
Non-controlling interests		259	260	(1)

(1)

The change in Revenues was attributable to the different accounting of bundle offers and activation/installation revenues and to the discounting of revenues from sales using the deferred payment method, using a discount rate reflecting the creditworthiness of customers.

(2)

The change in Operating expenses was mainly due to the deferral of certain subscriber acquisition costs and contract costs that were previously expensed and to the reclassification of some contract costs from intangible assets to other non-current and current assets (cost deferral), as well as higher provisions for expected losses on trade receivables, resulting from the introduction of an expected credit loss model (replacing the incurred loss model).

(3)	The change in Depreciation and amortization was due to the reclassification of certain contract costs from intangible assets to other non-current and current assets (cost deferral).

(4)

The change in Other income (expenses) from investments was due to the different accounting of the write-downs of the Other investments, which with the new standard are recognized under other components of the statements of comprehensive income.

(5)

The change in Finance income (expenses) was due to higher provisions for expected losses on other financial assets, due to the introduction of an expected credit loss model (replacing the incurred loss model).

(6)	The change in Income tax expense shows the income tax effect of the changes illustrated above.

The impact of the new accounting standards (IFRS 9 and IFRS 15) on the basic Earnings per Ordinary and Savings Share for the year 2018 is equal to -0.01 euros; instead, the impact is zero on diluted earnings per ordinary and savings share.

The breakdown of the impact of the new accounting standards on the main consolidated statements of financial position figures at December 31, 2018 is shown below.

	As of December 31,		New accounting standards impact (*)
	2018	2018 comparable
	(a)	(b)	(c=a-b)
	(millions of euros)
Assets
Non-current assets
Intangible assets	35,658	35,771	(113)
Tangible assets	16,146	16,146	—
Other non-current assets	5,086	5,368	(282)

Non-current assets	56,890	57,285	(395)

Current assets	8,729	8,794	(65)

Total Assets	65,619	66,079	(460)

Equity and Liabilities
Equity
Equity attributable to owners of the Parent	19,528	19,716	(188)
Non-controlling interests	2,219	2,225	(6)

Total Equity	21,747	21,941	(194)

Non-current liabilities	30,991	31,276	(285)
Current liabilities	12,881	12,862	19

Total Liabilities	43,872	44,138	(266)

Total Equity and liabilities	65,619	66,079	(460)

(*)	For more details, see the information provided on impacts at the transition date.

New standards and interpretations issued by IASB but not yet applicable

NEW STANDARDS AND INTERPRETATIONS ISSUED BY IASB BUT NOT YET IN FORCE

At the date of preparation of these financial statements, the following new standards and interpretations, which have not yet entered into force, had been issued by the IASB:

IASB/IFRIC documents	Mandatory application starting from
IFRS 16 (Leases)	1/1/2019
Amendments to IFRS 9: Prepayment Features with Negative Compensation	1/1/2019
IFRIC 23 – Uncertainty over income tax treatments	1/1/2019
Amendments to IAS 28: Long-term interests in Investments in associates and joint ventures	1/1/2019
Improvements to the IFRS (2015–2017 cycle)	1/1/2019
Amendments to IAS 19: plan amendment, curtailment or settlement	1/1/2019
Amendments to References to the Conceptual Framework in IFRS Standards	1/1/2020
IFRS 17: Insurance contracts	1/1/2021
Amendments to IFRS 3 Business combinations	1/1/2020
Amendments to IAS 1 and IAS 8: definition of materiality	1/1/2020

The potential impacts on the consolidated financial statements from application of these standards and interpretations are currently being assessed.

IFRS 16 (leases)

IFRS 16 (Leases)

IFRS 16 replaces IAS 17 (Leases) and relative interpretations (IFRIC 4 Determining whether an Arrangement Contains a Lease; SIC 15 Operating Leases—Incentives; SIC 27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease). IFRS 16 applies retrospectively commencing as of January 1, 2019.

According to IFRS 16, lease agreements (that are not service contracts) are accounted by the lessee through the recognition of a financial liability in the statements of financial position, represented by the present value of the future lease payments, against the recognition under assets of the “right of use asset”.

Contracts classified by the lessee as financial leases according to IAS 17, will not be subject to any change with respect to the current accounting presentation, since they will continue to be classified as finance leases in full accordance with the past.

Upon first application of IFRS 16, for the contracts already classified as operating leases according to IAS 17, the TIM Group intends to apply the retrospective method recognizing a financial liability for lease agreements and the corresponding “right of use asset”, measured on the basis of the remaining lease payments at the transition date, according to IFRS 16, paragraph C5 b).

Those agreements within the TIM Group that fall within the scope of application of IFRS 16 mainly refer to:

•	land and buildings for office and industrial use,

•	infrastructure sites for the mobile telephony network, and

•	network infrastructure (when not services).

With reference to the options and exemptions provided for by IFRS 16, the TIM Group will adopt the following choices:

•	IFRS 16 is not usually applied to intangible assets or to short-term (i.e. less than 12 months) and to contracts with low unit value;

•	the “right of use asset” and the financial liabilities relating to lease agreements are classified in specific line items in the statements of financial position;

•	any service contract component included in the lease payments is generally excluded from the IFRS 16 scope;

•	contracts with similar characteristics are measured using a single discount rate;

•	lease contracts already classified as finance lease under IAS 17 retain the previously recognized values.

The main impacts on the Group’s consolidated financial statements, which are still being assessed and refined, may be summarized as follows:

•

Statements of financial position: higher non-current assets due to the recognition of “right of use asset” with corresponding higher financial liabilities; as a result, a lease liability in the range of 3.4 – 3.9 billion euros is expected to be recognized upon transition.

•

Separate income statements: a positive impact on Operating Profit, due to the different nature, description, and classification of expenses (the amortization of “user rights for the asset” and “financial expense for interest” instead of “Lease and rental costs—payments for operating leases”, as per IAS 17).

Furthermore, the combination of the straight-line depreciation of the “right of use asset” and the application of the effective interest rate method for lease liabilities will result, compared to IAS 17, in higher income statement expenses in the first few years of the contracts and decreasing expenses in the last years of the contracts

•	Statements of Cash Flows: lease payments for the principal of the debt repayment will be reclassified from “Cash flows from operating activities” to “Cash flows from financing activities”.

The process of implementing the new accounting standard entails significant updates and modifications on the IT systems, modification and updating of the control and compliance models and of their processes. The impacts are based on the results of the analyses at the date these financial statements are prepared, and might change since implementation is still in progress.

The impacts during transition are not indicative of future developments since the choices of allocating capital might change with resulting economic and financial repercussions on recognition in the financial statements.

IFRS 9 [member]
Statement [LineItems]
Financial instruments

IFRS 9 (Financial Instruments)

IFRS 9 (Financial Instruments), relates to the classification, measurement, derecognition and impairment of financial assets and liabilities, and hedge accounting.

As permitted by IFRS 9, the TIM Group:

•

did not restate the comparative periods in the year of first adoption, considering also the complexity in restatement at the beginning of the first comparative period without the use of hindsight; therefore, the effects deriving from the first adoption of IFRS 9 were recognized in shareholders’ equity at January 1, 2018;

•	has chosen to continue to apply the hedge accounting requirements of IAS 39, instead of the requirements of IFRS 9.

Commencing as of January 1, 2018, TIM has amended the impairment model applied to financial assets (including trade receivables due from customers), by adopting an expected credit loss model as per IFRS 9, which replaces the incurred loss model required by IAS 39. In application of IFRS 9, the classification (and hence measurement) of financial assets has also been modified and is now based on the entity’s business model for managing the financial assets and on the contractual cash flow characteristics of the financial asset. Under IAS 39, financial assets were classified (and hence measured) according to the relative categories prescribed by standard. For further details, please see the Note-Supplementary disclosure on financial instruments.

TIM Management has identified its business models for Group financial assets (other than trade receivables due from customers) on the basis of how the financial instruments are managed and their cash flows used. The purpose of the models is to ensure an adequate level of financial flexibility and to best manage, in terms of risks and returns, the financial resources immediately available to the Group through the treasuries of Group companies and in accordance with the strategies set forth by the Parent TIM.

As required by IFRS 9, the business models adopted by the TIM Group are:

•	Hold to Collect: financial instruments used to absorb temporary cash surpluses; such instruments are low risk and mostly held to maturity; and are measured at amortized cost;

•

Hold to Collect and Sell: monetary or debt instruments used to absorb short/medium-term cash surpluses; such instruments are low risk and generally held to maturity, or otherwise sold to cover specific cash requirements; and are measured at fair value through other comprehensive income;

•

Hold to Sell: monetary and debt instruments used to dynamically manage cash surpluses not managed under the business models identified above; such instruments are higher risk and traded repeatedly over time; and are measured at fair value through profit or loss.

Financial assets other than trade receivables are written down for impairment on the basis of a general model which estimates expected credit losses over the following 12 months, or over the residual life of the asset in the event of a substantial increase in its credit risk.

The expected credit loss (“ECL”) is given by: (i) the present value at the reporting date of the financial asset, (ii) the probability that the counterparty does not meet its payment obligation (probability of default, “PD”), (iii) the estimate, in percentage terms, of the amount of credit that it will not be able to recover in the event of a default (loss given default, “LGD”).

To determine the PD and LGD, reference is made to the Bloomberg credit risk model.

For the management of trade receivables, TIM Management has identified different business models based on the specific nature of the receivables, the type of counterparty and collection times, in order to optimize the management of working capital through the constant monitoring of the payment performance of customers, the steering of credit collection policies, and the management of programs for the disposal and factoring of receivables, in line with financial planning needs.

The business models adopted by the TIM Group for managing trade receivables are:

•

Hold to Collect: receivables usually held to maturity, such as trade receivables due from large customers and the OLOs for the Domestic Business Unit, and all receivables for the Brazil Business Unit; these instruments fall within IFRS 9 category “Assets measured at amortized cost”;

•

Hold to Collect and Sell: receivables usually traded massively and on a recurring basis, such as, for the Domestic Business Unit, receivables due from active consumer, small and medium business customers held for sale; these instruments fall under IFRS 9 category “Financial assets measured at fair value through other comprehensive income”. As required by IFRS 9, the relevant Reserve is reversed to the separate consolidated income statements when the financial asset is disposed of or impaired.

Impairment of trade receivables and contract assets is carried out through the simplified approach allowed by the standard. This approach involves estimating the expected loss over the life of the receivable at the time of initial recognition and on subsequent measurements. For each customer segment, the estimate is principally made by calculating the average expected uncollectibility, based on historical and statistical indicators, possibly adjusted using forward-looking elements. For some categories of receivables characterized by specific risk elements, specific measurements are made on individual credit positions.

In general, the methodology to recognize the expected loss differs based on the offering content, the customer cluster and payment terms.

More specifically, in the case of receivables arising from traditional services offered to consumers and businesses, the expected loss is estimated based on the trend of outstanding receivables with respect to turnover, using the values recorded for turnover generations that have completed the operating cycle as a reference, as well as parameters for measuring the most recent performance, suitable for identifying deviations from the historical trend.

As regards receivables arising from offers where products or contribution fees are paid in installments, the assessment of credit default risk for ongoing payment-by-installment plans considers the trend of the customer drop out rate and the average of sums received from such customers.

For clusters with relational-based credit management (such as major TOP customers, the public administration sector, wholesale customers, sales network dealers), information that can identify specific individual counterparty risk is used in the assessment.

At the transition date (January 1, 2018), TIM has chosen to continue to report gains and losses from “other investments (other than those in subsidiaries, associates and joint ventures)”, classified under IAS 39 as “available-for-sale financial assets” and measured at fair value, through other comprehensive income, also under IFRS 9. As of January 1, 2018, the aforementioned “other investments” are therefore measured at fair value through other comprehensive income (FVTOCI). Only dividends from “other investments” are recognized in the income statement, while all other gains and losses are recognized through other comprehensive income without reclassification to the separate income statement when the financial asset is disposed of or impaired as provided by IAS 39.

The changes in the classification of financial assets had no material impact on the measurement of such assets for the TIM Group.

The comprehensive net impact (including tax effects) of the adoption of IFRS 9 on consolidated equity at the transition date of January 1, 2018 was mainly due to the recognition of higher write-downs for expected losses on trade receivables, connected with the introduction of an expected credit loss model, replacing the incurred loss model required by IAS 39.